Cover	Dec. 19, 2025
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Dec. 19, 2025
Entity Registrant Name	Rithm Capital Corp.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35777
Entity Tax Identification Number	45-3449660
Entity Address, Postal Zip Code	10003
Entity Address, State or Province	NY
Entity Address, City or Town	New York
Entity Address, Address Line One	799 Broadway
City Area Code	212
Local Phone Number	850-7770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001556593
Amendment Flag	true
Amendment Description	This Amendment amends the Company’s Current Report on Form 8-K filed with the SEC on December 19, 2025.
Common Stock, $0.01 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	RITM
Security Exchange Name	NYSE
7.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	7.50% Series A Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR A
Security Exchange Name	NYSE
7.125% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	7.125% Series B Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR B
Security Exchange Name	NYSE
6.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	6.375% Series C Fixed-to-Floating Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR C
Security Exchange Name	NYSE
7.00% Series D Fixed Rate Reset Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	7.00% Fixed-Rate Reset Series D Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR D
Security Exchange Name	NYSE
8.750% Series E Fixed Rate Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.750% Series E Fixed-Rate Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR E
Security Exchange Name	NYSE
Eight Point Seven Five Percent Series F Fixed-Rate Reset Cumulative Redeemable Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	8.750% Series F Fixed-Rate Reset Cumulative Redeemable Preferred Stock
Trading Symbol	RITM PR F
Security Exchange Name	NYSE